CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (86,411,460)	$ (252,426)	$ (20,706,448)	$ (478,170)
Adjustment to reconcile net loss to net cash (used in) operating activities:
Depreciation expense	1,234,372		2,009	0
Stock based compensation	44,688		435,000	0
Amortization of debt discount			1,451,621
Amortization of deferred financing costs			210,020
Warrant liability	76,651,843		16,600,500
Changes in operating assets and liabilities
Accounts receivable	(2,589,093)	42,338	44,374	(156,977)
Inventory	2,027,270	27,915	(53,263)	(241,177)
Prepaid expenses/inventory		(147,898)	107,967	(119,588)
Other prepaid expenses, deposit, advances	(295,349)	887
Deposit		(100,000)
Employee advances		(15,000)
Other current assets	(103,956)		(6,750)
Accounts payable and accrued expenses	3,084,316	(3,863)	258,347	37,695
Other liabilities	(73,224)		20,000
Deferred revenue		(17,699)	(17,699)	17,699
Deferred compensation			(350,003)	350,003
Net cash (used in) operating activities	(6,540,649)	(465,746)	(2,004,325)	(590,515)
Cash flows from investing activities:
Purchases of property and equipment	(21,206)	(7,844)	(29,385)
Acquisition of businesses, net of cash acquired	(15,490,289)
Net Cash (used in) Investing Activity	(15,511,495)	(7,844)	(29,385)
Cash flows from financing activities:
Proceeds from exercised stock options	125,000
Due to related parties	(448,166)	453,311	(255,704)	580,953
Sale of common stock related private placement			2,209,600
Revolving line of credit	(85,825)	179,359
Sale of common stock related to convertible debentures			2,276,621
Payments on convertible notes	(450,000)
Proceeds from issuance of debt	26,275,000
Debt financing costs	(2,043,965)		(210,020)
Revolving line of credit			(20,641)	20,641
Convertible debentures			198,379
Private placement funds received in advance			1,100,000
Repayment of convertible debentures			(1,200,000)
Net Cash Flows Provided by Financing Activities	23,326,467	632,670	4,098,235	601,594
Effect of exchange rate changes on cash	716,158
Net change in cash	1,990,481	159,080	2,064,525	11,079
Cash at beginning of the period	2,081,963	17,438	17,438	6,359
Cash at end of the period	4,072,444	176,518	2,081,963	17,438
Supplementary Cash Flow Information
Cash paid for interest	519,122		368,028	23
Non-cash financing transactions
Stock issued in reverse merger			10,844
Convertible debenture assumed as part of reverse merger			210,000
Retirement of shares returned from shareholder			1,600
Disclosure of Non-Cash Transactions
Shares issued for trademark	135,000
Conversion of convertible promissory notes	$ 200,000